Consolidated Statements of Convertible Preferred Stock and Total Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A One Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Two Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]
Balance at Dec. 31, 2022	[1]	$ (50,440)		$ 19,930	$ (14)	$ (70,356)			$ 1,354	$ 3,871	$ 4,376
Balance, shares at Dec. 31, 2022	[1]		858,373						432,982			179,665	105,928
Issuance of common stock in lieu of cash per settlement agreement		$ 11		11
Issuance of common stock in lieu of cash per settlement agreement , shares		718,574	155
Stock-based compensation		$ 4,809		4,809
Foreign currency translation adjustments		(33)			(33)
Net loss		(29,216)
Balance at Dec. 31, 2023		(8,235)	$ 1	91,383	(47)	(99,572)	(8,235)
Balance, shares at Dec. 31, 2023	[1]		3,552,223
Issuance of warrants for deferred compensation settlement in connection with Merger		705		705
Issuance of common stock in lieu of cash for SEPA commitment fee
Financing fees in connection with Merger		(2,708)		(2,708)
Issuance of common stock for Calidi debt settlement in connection with Merger		2,234		2,234
Issuance of common stock for Calidi debt settlement in connection with merger , shares			38,782
Conversion of preferred stock into common stock		9,601		9,601					$ (1,354)	(3,871)	(4,376)
Conversion of preferred stock into common stock , shares			718,574						(432,982)			(179,665)	(105,928)
Issuance of common stock with term notes as interest paid in kind and other		272		272
Issuance of common stock with term notes as interest paid in kind and other , shares			4,282
Exercise of common stock options		$ 281		281
Exercise of common stock options, shares		19,773	19,773
Series B financing costs		$ 2,680		2,680
Issuance of common stock for deferred compensation settlement in connection with Merger		333		333
Issuance of common stock for deferred compensation settlement in connection with merger ,shares			4,683
Issuance of common stock to Calidi stockholders as result of Merger		56,101	$ 1	56,100
Issuance of common stock to Calidi stockholders as result of Merger, shares			1,676,919
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger		2,763		2,763
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with merger ,shares			130,682
Issuance of common stock under Forward Purchase Agreement in connection with Merger		4,520		4,520
Issuance of common stock under Forward Purchase Agreement in connection with merger, shares			100,000
Assumed liabilities from Merger		(6,831)		(6,831)
Assumed warrant liability from Merger		(3,389)		(3,389)
Issuance of restricted stock units for liability settlement		72		72
Net loss		$ (29,216)				(29,216)
Issuance of common stock in lieu of cash per settlement agreement , shares		5,000
Stock-based compensation		$ 888		888			888
Foreign currency translation adjustments		58			58		58
Net loss		(7,225)				(7,225)	(7,225)
Balance at Mar. 31, 2024		(14,573)	$ 1	92,212	11	(106,797)	(14,573)
Balance, shares at Mar. 31, 2024			3,572,679
Issuance of common stock in lieu of cash for services		29		29			29
Balance, shares			5,000,000
Issuance of common stock in lieu of cash for SEPA commitment fee		81		81			81
Balance, shares			13,875,000
Issuance of common stock to Calidi stockholders as result of Merger
Balance, shares			1,581
Issuance of warrants for deferred compensation settlement in connection with Merger		158		158			158
Financing fees		(327)		(327)			(327)
Issuance of common stock in lieu of cash for SEPA commitment fee		81
Issuance of restricted stock units for liability settlement
Balance at Dec. 31, 2023		$ (8,235)	$ 1	91,383	(47)	(99,572)	(8,235)
Balance, shares at Dec. 31, 2023	[1]		3,552,223
Issuance of common stock in lieu of cash per settlement agreement , shares		174,997
Stock-based compensation		$ 2,957		2,957			2,957
Foreign currency translation adjustments		19			19		19
Net loss		(22,209)				(22,143)	(22,143)	(66)
Balance at Dec. 31, 2024		1,968	$ 2	123,275	(28)	(121,715)	1,534	434
Balance, shares at Dec. 31, 2024	[1]		20,760,214
Issuance of common stock in lieu of cash for services		369		369			369
Balance, shares			174,997
Balance, shares			13,875
Issuance of common stock to Calidi stockholders as result of Merger
Balance, shares			1,581
Issuance of warrants for deferred compensation settlement in connection with Merger		308		308			308
Issuance of common stock in lieu of cash for SEPA commitment fee		81		81			81
Financing fees in connection with Merger		(327)		(327)			(327)
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs		4,822		4,822			4,822
Balance, shares			1,323,250
Issuance of common stock for Calidi debt settlement in connection with Merger		3,071		3,071			3,071
Issuance of common stock for Calidi debt settlement in connection with merger , shares			2,120,741
Issuance of common shares through May Inducement Offer, net of financing costs		1,818		1,818			1,818
Balance, shares			1,069,800
Exercise of common stock warrants		4,803		4,803			4,803
Balance, shares			3,082,500
Exercise of pre-funded warrants		2		2			2
Balance, shares			196,500
Issuance of restricted stock units for liability settlement		133		133			133
Balance, shares			20,000
Issuance of common stock for Reverse Stock Split fractional shares
Balance, shares			79,438
Issuance of common stock and warrants per subscription agreement		1,000		1,000			1,000
Balance, shares			698,812
Issuance of common stock and warrants for registered direct offering		1,631		1,631			1,631
Balance, shares			2,050,000
Issuance of common stock through At the Market Offering		3,063		3,063			3,063
Balance, shares			1,900,173
Issuance of common shares through November Public Offering, net of financing		6,662	$ 1	6,661			6,662
Balance, shares			4,437,869
Investment in Nova Cell		2,000		1,500			1,500	500
Restricted stock unit shares released
Balance, shares			38,455
Issuance of restricted stock units for liability settlement		133
Net loss		(22,143)
Issuance of common stock in lieu of cash per settlement agreement		$ 2,754		2,754			2,754
Issuance of common stock in lieu of cash per settlement agreement , shares		2,682,911	2,682,911
Issuance of common stock and warrants through January Confidentially Marketed Public Offering, net of financing costs		$ 3,607	$ 1	3,606			3,607
Issuance of common stock and warrants through January Confidentially Marketed Public Offering, net of financing costs, shares			5,000,000
Issuance of common stock and warrants for March Registered Direct Offering and Concurrent Private Placement, net of financing costs		3,423		3,423			3,423
Issuance of common stock and warrants for March Registered Direct Offering and Concurrent Private Placement, net of financing costs, shares			3,325,000
Restricted stock unit shares released
Restricted stock unit shares released, shares			24,455
Stock-based compensation		607		607			607
Foreign currency translation adjustments		2			2		2
Net loss		(5,062)				(4,986)	(4,986)	(76)
Balance at Mar. 31, 2025		7,299	$ 3	$ 133,665	$ (26)	$ (126,701)	$ 6,941	$ 358
Balance, shares at Mar. 31, 2025			31,792,580
Issuance of common stock in lieu of cash for SEPA commitment fee
Issuance of restricted stock units for liability settlement

[1]	Retrospectively restated for reverse recapitalization.